Haynsworth Sinkler Boyd, P.A.
                         Attorneys and Counselors at Law


                          1201 MAIN STREET, 22ND FLOOR
                                  (29201-3226)
                       POST OFFICE BOX 11889 (29211-1889)
                            COLUMBIA, SOUTH CAROLINA
                             TELEPHONE 803.779.3080
                             FACSIMILE 803.765.1243
                           WEBSITE www.hsblawfirm.com

                                December 16, 2009

Daniel F. Duchovny, Esquire
Special Counsel
Division of Corporation Finance
Securities and Exchange Commission
 100 F Street, N.E.
 Washington, DC 20549-3628

VIA EDGAR

                  Re:  GrandSouth Bancorporation, Greenville, South Carolina
                       Schedule 13E-3
                       Filed September 29, 2009, Amendment No. 1 Filed
                       November 4, 2009, Amendment No. 2 Filed November 24, 2009 File No. 005-81190

                       Preliminary Proxy Statement on Schedule 14A
                       Filed September 29, 2009, Amendment No. 1 Filed
                       November 4, 2009, Amendment No. 2 Filed November 24, 2009 File No. 000-31937

Dear Mr. Duchovny,


         GrandSouth Bancorporation (the "Company") is filing herewith via EDGAR Amendment No. 3 to the Company's Schedule 13E-3 and its Definitive Proxy Statement on Schedule 14A.

         The Company plans to begin mailing the Proxy Statement on December 17, 2009.

        Thank you for your assistance with this matter.

                                Very truly yours,

                                s/George S. King, Jr.

                                George S. King, Jr.